Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.5%)
Diversified REITs (2.8%)
WP Carey Inc.	169,046	11,799
STORE Capital Corp.	221,404	6,937
Broadstone Net Lease Inc.	149,364	2,320
Essential Properties Realty Trust Inc.	115,731	2,251
American Assets Trust Inc.	45,692	1,175
Alexander & Baldwin Inc.	63,371	1,051
Global Net Lease Inc.	90,366	962
Empire State Realty Trust Inc. Class A	122,895	806
iStar Inc.	72,342	670
Armada Hoffler Properties Inc.	59,264	615
Gladstone Commercial Corp.	33,781	524
One Liberty Properties Inc.	14,726	309
		29,419
Health Care REITs (7.8%)
Welltower Inc.	398,109	25,606
Ventas Inc.	350,347	14,074
Healthpeak Properties Inc.	473,007	10,841
Healthcare Realty Trust Inc. Class A	333,978	6,964
Medical Properties Trust Inc.	525,534	6,233
Omega Healthcare Investors Inc.	206,104	6,078
Physicians Realty Trust	198,285	2,982
Sabra Health Care REIT Inc.	202,700	2,659
National Health Investors Inc.	40,482	2,289
CareTrust REIT Inc.	84,503	1,530
LTC Properties Inc.	34,451	1,290
Community Healthcare Trust Inc.	20,746	679
Universal Health Realty Income Trust	11,396	492
Global Medical REIT Inc.	54,165	462
Diversified Healthcare Trust	211,854	210
		82,389
Hotel & Resort REITs (2.6%)
Host Hotels & Resorts Inc.	628,063	9,974
Ryman Hospitality Properties Inc.	46,136	3,395
Apple Hospitality REIT Inc.	191,587	2,694
Park Hotels & Resorts Inc.	203,754	2,294
Sunstone Hotel Investors Inc.	187,885	1,770
Pebblebrook Hotel Trust	114,617	1,663
RLJ Lodging Trust	145,347	1,471
DiamondRock Hospitality Co.	183,980	1,382
Xenia Hotels & Resorts Inc.	99,680	1,374
Service Properties Trust	143,528	745

		Shares	Market Value ($000)
	Summit Hotel Properties Inc.	92,884	624
*	Chatham Lodging Trust	40,128	396
			27,782
Industrial REITs (11.4%)
	Prologis Inc.	650,017	66,042
	Duke Realty Corp.	336,297	16,210
	Rexford Industrial Realty Inc.	145,074	7,544
	Americold Realty Trust Inc.	235,906	5,803
	EastGroup Properties Inc.	36,590	5,281
	First Industrial Realty Trust Inc.	115,772	5,188
	STAG Industrial Inc.	157,405	4,475
	Terreno Realty Corp.	66,565	3,527
	LXP Industrial Trust	252,931	2,317
	Innovative Industrial Properties Inc.	24,420	2,161
	Plymouth Industrial REIT Inc.	35,075	590
	Industrial Logistics Properties Trust	56,942	313
			119,451
Office REITs (5.8%)
	Alexandria Real Estate Equities Inc.	136,053	19,073
	Boston Properties Inc.	130,545	9,787
	Kilroy Realty Corp.	92,152	3,881
	Vornado Realty Trust	143,707	3,328
	Cousins Properties Inc.	129,981	3,035
	Douglas Emmett Inc.	154,457	2,770
	Highwoods Properties Inc.	92,668	2,498
	Equity Commonwealth	99,386	2,421
	Corporate Office Properties Trust	98,870	2,297
	SL Green Realty Corp.	56,651	2,275
	JBG SMITH Properties	97,082	1,804
	Hudson Pacific Properties Inc.	126,210	1,382
	Easterly Government Properties Inc. Class A	75,253	1,187
	Piedmont Office Realty Trust Inc. Class A	107,968	1,140
	Brandywine Realty Trust	149,611	1,010
	Paramount Group Inc.	152,903	953
*	Veris Residential Inc.	67,793	771
	Office Properties Income Trust	42,152	592
	Orion Office REIT Inc.	49,967	437
	City Office REIT Inc.	37,847	377
	Franklin Street Properties Corp.	88,560	233
			61,251
Residential REITs (15.3%)
	AvalonBay Communities Inc.	122,672	22,595
	Equity Residential	313,379	21,065
	Invitation Homes Inc.	535,013	18,067
	Mid-America Apartment Communities Inc.	101,292	15,707
	Sun Communities Inc.	106,753	14,447
	Essex Property Trust Inc.	57,257	13,869
	UDR Inc.	279,050	11,639
	Camden Property Trust	88,716	10,597
	Equity LifeStyle Properties Inc.	154,998	9,740
	American Homes 4 Rent Class A	274,654	9,011
	Apartment Income REIT Corp. Class A	137,684	5,317
	Independence Realty Trust Inc.	194,363	3,252
	Washington REIT	77,483	1,361
	Apartment Investment & Management Co. Class A	135,966	993
	NexPoint Residential Trust Inc.	20,299	938
	Centerspace	13,454	906

		Shares	Market Value ($000)
	UMH Properties Inc.	45,042	728
	Bluerock Residential Growth REIT Inc. Class A	26,012	696
			160,928
Retail REITs (11.4%)
	Realty Income Corp.	527,420	30,696
	Simon Property Group Inc.	288,185	25,865
	Kimco Realty Corp.	544,118	10,017
	Regency Centers Corp.	136,567	7,354
	National Retail Properties Inc.	154,087	6,142
	Federal Realty Investment Trust	62,650	5,646
	Brixmor Property Group Inc.	262,727	4,853
	Agree Realty Corp.	65,975	4,459
	Spirit Realty Capital Inc.	117,932	4,264
	Kite Realty Group Trust	193,070	3,325
	Phillips Edison & Co. Inc.	100,173	2,810
	SITE Centers Corp.	168,475	1,804
	Macerich Co.	191,632	1,522
	Retail Opportunity Investments Corp.	108,485	1,493
	Urban Edge Properties	102,535	1,368
	InvenTrust Properties Corp.	59,063	1,260
	Tanger Factory Outlet Centers Inc.	90,971	1,244
	Acadia Realty Trust	82,817	1,045
	Getty Realty Corp.	34,599	930
	NETSTREIT Corp.	41,811	745
	Necessity Retail REIT Inc. Class A	118,379	696
	RPT Realty	74,393	562
	Saul Centers Inc.	12,456	467
	Alexander's Inc.	2,001	418
	Urstadt Biddle Properties Inc. Class A	26,700	414
	CBL & Associates Properties Inc.	10,909	279
*,1	Spirit MTA REIT	42,040	—
			119,678
Specialized REITs (38.4%)
	American Tower Corp.	400,272	85,938
	Crown Castle Inc.	379,850	54,907
	Equinix Inc.	79,880	45,439
	Public Storage	138,521	40,560
	SBA Communications Corp. Class A	94,612	26,931
	VICI Properties Inc.	844,991	25,223
	Digital Realty Trust Inc.	249,882	24,783
	Extra Space Storage Inc.	117,720	20,332
	Weyerhaeuser Co.	652,735	18,642
	Iron Mountain Inc.	254,841	11,205
	Gaming & Leisure Properties Inc.	224,029	9,911
	Life Storage Inc.	74,120	8,210
	CubeSmart	197,201	7,900
	Lamar Advertising Co. Class A	76,258	6,291
	Rayonier Inc.	128,132	3,840
	National Storage Affiliates Trust	76,013	3,161
	PotlatchDeltic Corp.	71,005	2,914
	EPR Properties	65,817	2,360
	Outfront Media Inc.	121,730	1,849
	Four Corners Property Trust Inc.	70,293	1,700
	Uniti Group Inc.	207,291	1,441
	Gladstone Land Corp.	28,145	510

		Shares	Market Value ($000)
	Safehold Inc.	16,239	430
			404,477
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,146,983)			1,005,375
Real Estate Management & Development (4.4%)
Diversified Real Estate Activities (0.1%)
	St. Joe Co.	28,414	910
	RMR Group Inc. Class A	13,332	316
			1,226
Real Estate Development (0.2%)
*	Howard Hughes Corp.	33,630	1,863
*	Forestar Group Inc.	17,688	198
			2,061
Real Estate Operating Companies (0.4%)
	Kennedy-Wilson Holdings Inc.	109,682	1,696
	DigitalBridge Group Inc.	130,342	1,630
*,2	WeWork Inc.	152,498	404
*	FRP Holdings Inc.	5,257	286
*	Seritage Growth Properties Class A	30,224	273
			4,289
Real Estate Services (3.7%)
*	CBRE Group Inc. Class A	286,784	19,361
*	Jones Lang LaSalle Inc.	42,864	6,475
*	Zillow Group Inc. Class C	140,068	4,007
*	Zillow Group Inc. Class A	55,108	1,578
*	Cushman & Wakefield plc	128,227	1,468
	Newmark Group Inc. Class A	142,539	1,149
*	Opendoor Technologies Inc.	354,995	1,104
*	Anywhere Real Estate Inc.	103,096	836
	Marcus & Millichap Inc.	22,064	723
	eXp World Holdings Inc.	59,122	663
*	Redfin Corp.	84,618	494
*	Compass Inc. Class A	206,156	478
	RE/MAX Holdings Inc. Class A	17,078	323
	Douglas Elliman Inc.	62,893	258
*	Offerpad Solutions Inc.	49,631	60
*	Doma Holdings Inc.	83,752	37
			39,014
Total Real Estate Management & Development (Cost $82,354)			46,590

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $816)	2.828%	8,165	816
Total Investments (100.0%) (Cost $1,230,153)				1,052,781
Other Assets and Liabilities—Net (0.0%)				(50)
Net Assets (100%)				1,052,731
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $168,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $190,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	December 2022	33	1,048	(194)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,051,965	—	—	1,051,965
Temporary Cash Investments	816	—	—	816
Total	1,052,781	—	—	1,052,781

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	194	—	—	194
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.